Fair Value of Financial Instruments (Details) - USD ($) $ / shares in Units, $ in Thousands								1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 23, 2022	Sep. 23, 2022	Aug. 09, 2022	Jul. 21, 2022	Aug. 10, 2021	Aug. 05, 2021	Jun. 09, 2021	Jul. 21, 2021	Mar. 31, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 18, 2021	Jun. 30, 2021	Mar. 01, 2021	Oct. 13, 2020
Fair Value of Financial Instruments (Details) [Line Items]
Number of shares purchased (in Shares)											76,140,000
Registered shares (in Shares)													2,387,500
Fair value of warrants						$ 2,500
Exercise price of the warrant (in Dollars per share)		$ 0.6427								$ 0.5	$ 10
ATW NPA Warrants, description											In conjunction with notes payable issued under the NPA (see Note 10, Notes Payable), on various dates in September 2020, January 2021 and March 2021, the Company issued warrants to a US-based investment firm to purchase an aggregate of 1,187,083 shares of Class A Common Stock with exercise price of $10.00 per share and expiration dates 7 years from the dates of issuance, which were adjusted for down-round provisions in the original warrant agreements. The fair value of the warrants was recorded in APIC because the warrants met the derivative accounting scope exception in ASC 815-40 for certain contracts involving an entity’s own stock. The Company estimated the fair value of warrants issued in January 2021 and March 2021 to be $2.0 million and the fair value of the warrants issued in September 2020 to be $0.5 million, which were included in APIC on the Consolidated Balance Sheets. The Company utilized the Black-Scholes valuation model to value the September 2020, January 2021, and March 2021 warrants. The Black-Scholes model requires the use of several assumptions including the warrant exercise price, the term of the warrants, the risk-free rate, the underlying stock price, and the volatility of the underlying stock price. On August 10, 2021, these warrants were replaced with the issuance of warrants with the rights to purchase 1,187,083 shares of Class A Common Stock at an exercise price of $10.00 per share and with the same expiration dates as the previous warrants. The number of shares and exercise prices were adjusted for down-round provisions in the original warrant agreements.
Issurance of expiration date, term							7 years
Estimated the fair value								$ 2,200				$ 8,000
Expiration date					Aug. 10, 2028
Commitment shares issued (in Shares)	789,016
Business combination, cash																$ 10,000
Unregistered shares (in Shares)																1,697,500
Business combination																$ 6,900
Price per share (in Dollars per share)																$ 10
Fair value of liability												12,600
Unregistered shares (in Shares)				2,387,500
Private warrants (in Shares)											80,000
Total private warrants shares (in Shares)			563,420								563,420
Fair value											$ 600	0
Non-cash conversion, description											Additions during the year ended December 31, 2022 included non-cash conversion of $9.9 million Bridge warrants, which was charged to Change in fair value measurements in the Consolidated Statements of Operations for the year ended December 31, 2022, and cash contribution of $82.0 million to note payable, which was reduced by the original issuance discount of $8.2 million, resulting in a net cash contribution of $73.8 million.
Additional Paid-in Capital [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Estimated the fair value												5,100
Commitment To Issue Registered Shares [Member] | Additional Paid-in Capital [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Issuance of shares				$ 32,900
Private Warrants [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Warrants to APIC, increase									$ 0		$ 600
Estimated the fair value											(326)	(1,800)
Fair value of liability									$ 52		$ 52
Commitment to Issue Class A Common Stock [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Liability												32,900
Change in fair value measurements												20,300
Ares Warrants [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Fair value of warrants															$ 5,000
Warrants (in Shares)						670,092
Exercise price of the warrant (in Dollars per share)						$ 10
Private Warrants [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Warrants (in Shares)											594,551
Class A Common Stock [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Registered shares (in Shares)									2,387,500		2,387,500
Issuance of shares (in Shares)									76,140,000		89,152,131
Warrants (in Shares)														1,500,000
Exercise price of the warrant (in Dollars per share)					$ 10	$ 10	$ 10				$ 10
Purchase of warrant issued (in Shares)					1,187,083		1,500,000
Unregistered shares (in Shares)																690,000
Commitment to issue amount				$ 32,900
Class A Common Stock [Member] | Commitment To Issue Registered Shares [Member] | Common Stock [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Issuance of shares (in Shares)				2,387,500
Class A Common Stock [Member] | Standby Equity Purchase Agreement [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Number of shares purchased (in Shares)	789,016
Standby Equity Purchase Agreement [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Derivative asset									$ 0		$ 0
PSAC [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Estimated the fair value											100	$ 600
Business Combination [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Liability											$ 2,200
Business Combination [Member] | Public Warrants [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Warrants (in Shares)											22,977,568